ADVANCE TO SUPPLIERS, NET (Tables)	12 Months Ended
Sep. 30, 2025
Advance To Suppliers Net
SCHEDULE OF ADVANCE TO SUPPLIERS, NET

Advance to suppliers, net consisted of the following:

	As of September 30,
	2025	2024
Advance for products and services from third parties	$7,728,834	$7,565,683
Less: allowance for expected credit losses	(3,196,567)	(1,669,088)
Advance to suppliers, net	$4,532,267	$5,896,595

SCHEDULE OF MOVEMENT OF ALLOWANCE FOR CREDIT LOSS ADVANCE TO SUPPLIER

The movement of allowance for credit losses for the years ended September 30, 2025, 2024 and 2023 was as follows:

	2025	2024	2023
Balance at beginning of the year	$1,669,088	$599,482	$562,848
Current year addition	1,550,523	1,054,857	42,905
Exchange differences	(23,044)	14,749	(6,271)
Balance at end of the year	$3,196,567	$1,669,088	$599,482